Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit after taxation for the year	£ 4,046	£ 2,169	£ 1,062
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(480)	462	646
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	0	109
Fair value movements on equity investments		(14)	251
Deferred tax on fair value movements on equity investments		47
Reclassification of fair value movements on equity investments	0	(42)	(245)
Deferred tax reversed on reclassification of equity investments	0	(18)	51
Fair value movements on cash flow hedges	140	(10)	2
Deferred tax on fair value movements on cash flow hedges	(22)		2
Reclassification of cash flow hedges to income statement	(175)		1
Deferred tax reversed on reclassification of cash flow hedges	20
Items that may be subsequently reclassified to income statement	(517)	534	708
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(1)	(149)	603
Fair value movements on equity investments	180
Deferred tax on fair value movements on equity investments	10
Remeasurement gains/(losses) on defined benefit plans	728	549	(475)
Tax on remeasurement of defined benefit plans	(146)	(221)	126
Items that will not be reclassified to income statement	771	179	254
Other comprehensive income for the year	254	713	962
Total comprehensive income/(expense) for the year	4,300	2,882	2,024
Total comprehensive income for the year attributable to:
Shareholders	3,878	2,394	1,271
Non-controlling interests	422	488	753
Total comprehensive income/(expense) for the year	£ 4,300	£ 2,882	£ 2,024